Risk information - Key figures for liquidity risk (Details)	Dec. 31, 2018	Dec. 31, 2017
Risk information
LCR under EU Commission's delegated act	266.00%	169.00%
Liquidity risk and refinancing risk
Risk information
LCR under Swedish FSA rules		505.00%
LCR under EU Commission's delegated act	266.00%	169.00%
NSFR	144.00%	140.00%
Liquidity risk and refinancing risk | EUR
Risk information
LCR under Swedish FSA rules		3064.00%
Liquidity risk and refinancing risk | USD
Risk information
LCR under Swedish FSA rules		557.00%